Commitments - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
Number of noncancelable leases		2	2
Rent expense		$ 900,000	$ 700,000
Future minimum lease payments for 2020		1,000,000
Future minimum lease payments for 2021		21,000
Future minimum lease payments thereafter		$ 0
Lease extension description	The Company extended the lease that was set to expire in November 2020 until December 2021.
Operating Lease Expiring November 2020
Other Commitments [Line Items]
Lease renewal period		1 year
Operating Lease Expiring March 2021
Other Commitments [Line Items]
Lease renewal period		6 months